Business Combinations - Amortization Expense for Acquired Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] GTI Diagnostics [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Prodesse [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Tepnel Life Sciences Plc [Member]
2012	$ 413,310	$ 18,491	$ 1,981	$ 4,966	$ 4,163
2013	398,747	21,009	1,981	4,966	4,163
2014	383,914	20,691	1,981	4,966	4,097
2015	370,106	18,559	1,981	4,948	4,075
2016	361,061	15,801	1,981	4,752	4,075
Thereafter			8,300	23,445	21,586
Total		$ 164,997	$ 18,205	$ 48,043	$ 42,159